Restatement of March 31, 2018 (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Other receivables, prepayments and deposits	$ 84,994	$ 85,055		$ 6,161
Other payables and accrued liabilities increased	81,872	207,322		90,776
Deferred income decreased	188,342	70,268		65,821
Cash and cash equivalents	303,796	$ 107,681	$ 623,234	360,760
Accounts payables reduced	755
Accrued commission	745
Amounts due to a director	1,605
US VR Global.Inc [Member]
Partial payment from trade receivable	622
US VR Global.Inc [Member] | Understated [Member]
Ommission, investment	622
US VR Global.Inc [Member] | Overstated [Member]
Trade receivables	622
Staff Advance [Member]
Purchase of equipment	122
Previously Reported [Member]
Other receivables, prepayments and deposits	137,091			4,873
Other payables and accrued liabilities increased	64,207			80,971
Deferred income decreased	249,159			83,130
Cash and cash equivalents	302,855			$ 360,806
Accounts payables reduced	$ 860